Market Risk Benefits - Reconciliation to Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2021
Market Risk Benefit [Abstract]
Market risk benefit assets, at fair value	$ 144,636		$ 131,186	$ 153,070
Market risk benefit liabilities, at fair value	5,062		9,170	230,660
Net	$ 139,574	[1]	$ 122,016	$ (77,590)

[1]	Refer to Note 11 for details on the changes in the MRBs measured at fair value for the years ended December 31, 2023 and 2022.